SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME

The tables below present information by segment presented to the CODM and reconciliations to the Company’s consolidated amounts for the three months ended June 30, 2024, and 2023.

	Three months ended June 30,
	2024	2023
Revenue:
Colombia	$2,019,177	$2,066,829
Peru	2,934,997	2,432,604
Costa Rica	5,992,920	5,481,962
Unallocated revenue	39,842	8,377
Total	$10,986,936	$9,989,772

Investment property operating expense:
Colombia	$(291,240)	$(258,873)
Peru	(544,610)	(483,077)
Costa Rica	(872,246)	(540,838)
Total	$(1,708,096)	$(1,282,788)

Net operating income
Colombia	$1,727,937	$1,807,956
Peru	2,390,387	1,949,527
Costa Rica	5,120,674	4,941,124
Total	$9,238,998	$8,698,607

General and administrative:
Colombia	$(317,328)	$(250,761)
Peru	(363,426)	(64,928)
Costa Rica	(724,167)	(571,752)
Corporate	(3,151,762)	(188,797)
Total	$(4,556,683)	$(1,076,238)

Financing costs
Colombia	$(1,619,037)	$(1,804,661)
Peru	(1,311,360)	(839,287)
Costa Rica	(2,878,580)	(9,155,482)
Corporate	—	(335,446)
Total	$(5,808,977)	$(12,134,876)

The tables below present information by segment presented to the CODM and reconciliations to the Company’s consolidated amounts for the six months ended June 30, 2024, and 2023.

	Six months ended June 30,
	2024	2023
Revenue:
Colombia	$4,358,549	$3,781,404
Peru	5,366,057	4,688,955
Costa Rica	11,648,737	10,733,379
Unallocated revenue	97,055	36,020
Total	$21,470,398	$19,239,758

Investment property operating expense:
Colombia	$(533,765)	$(469,376)
Peru	(997,766)	(939,292)
Costa Rica	(1,708,359)	(1,230,919)
Total	$(3,239,890)	$(2,639,587)

Net operating income
Colombia	$3,824,784	$3,312,028
Peru	4,368,291	3,749,663
Costa Rica	9,940,378	9,502,460
Total	$18,133,453	$16,564,151

General and administrative:
Colombia	$(553,486)	$(463,038)
Peru	(605,220)	(314,615)
Costa Rica	(1,476,846)	(1,080,710)
Corporate	(3,615,228)	(339,530)
Total	$(6,250,780)	$(2,197,893)

Financing costs
Colombia	$(3,518,830)	$(3,364,448)
Peru	(2,424,049)	(1,774,096)
Costa Rica	(5,428,477)	(11,787,327)
Corporate	—	(711,047)
Total	$(11,371,356)	$(17,636,918)

SCHEDULE OF RECONCILES SEGMENT NET OPERATING INCOME TO PROFIT BEFORE TAXES

The following table reconciles segment net operating income to profit before taxes for the three months ended June 30, 2024 and 2023:

	Three months ended June 30,
	2024	2023
Net operating income	$9,238,998	$8,698,607
Unallocated revenue	39,842	8,377
General and administrative	(4,556,683)	(1,076,238)
Investment property valuation gain	4,550,714	305,441
Interest income from affiliates	—	158,113
Financing costs	(5,808,977)	(12,134,876)
Net foreign currency (loss) gain	(158,361)	64,474
Gain on sale of asset held for sale	—	1,022,853
Other income	10,837,729	52,917
Other expenses	(1,172,442)	(54,225)
Profit (loss) before taxes	$12,970,820	$(2,954,557)

The following table reconciles segment net operating income to profit before taxes for the six months ended June 30, 2024 and 2023:

	Six months ended June 30,
	2024	2023
Net operating income	$18,133,453	$16,564,151
Unallocated revenue	97,055	36,020
General and administrative	(6,250,780)	(2,197,893)
Listing expense	(44,469,613)	—
Investment property valuation gain	9,749,988	10,276,377
Interest income from affiliates	302,808	314,488
Financing costs	(11,371,356)	(17,636,918)
Net foreign currency (loss) gain	(176,605)	229,772
Gain on sale of asset held for sale	—	1,022,853
Other income	11,148,259	99,510
Other expenses	(7,344,817)	(138,422)
Profit (loss) before taxes	$(30,181,608)	$8,569,938

SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT

	June 30, 2024	December 31, 2023
Segment investment properties
Colombia	$129,074,360	$131,057,446
Peru	139,293,029	127,350,614
Costa Rica	257,495,133	255,764,221
Total	$525,862,522	$514,172,281

Reconciling items:
Cash and cash equivalents	48,173,742	35,242,363
Due from affiliates	—	9,463,164
Lease and other receivables, net	3,384,827	3,557,988
Receivables from the sale of investment properties - short term	5,751,931	4,072,391
Receivables from the sale of investment properties - long term	—	4,147,507
Prepaid construction costs	298,223	1,123,590
Prepaid income taxes	1,009,808	651,925
Other current assets	3,276,935	2,791,593
Tenant notes receivables - long term, net	5,565,780	6,002,315
Restricted cash equivalent	4,739,916	2,681,110
Property and equipment, net	329,868	354,437
Deferred tax asset	312,378	1,345,859
Other non-current assets	5,483,834	5,218,787
Total assets	$604,189,764	$590,825,310

Segment debt
Colombia	$43,148,658	$47,654,090
Peru	59,867,406	61,260,237
Costa Rica	172,862,415	160,939,908
Total	$275,878,479	$269,854,235

Reconciling items:
Accounts payable and accrued expenses	10,544,627	13,127,502
Income tax payable	1,760,485	2,024,865
Retainage payable	1,558,684	1,737,805
Other current liabilities	790,547	959,539
Deferred tax liability	37,805,728	37,451,338
Security deposits	2,500,277	1,790,554
Other non-current liabilities	4,137,761	2,936,555
Total liabilities	$334,976,588	329,882,393

SCHEDULE OF GEOGRAPHIC AREA INFORMATION
	June 30, 2024	December 31, 2023
Long-lived assets
Colombia	$129,101,519	$131,147,272
Peru	139,358,727	127,416,698
Costa Rica	257,732,144	256,000,132
Total	$526,192,390	$514,564,102

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME

The Group evaluates the performance of its reportable segments based on net operating income. Segment net operating income consists of segment investment property rental revenue less segment investment property operating expense.

	Year ended December 31,
	2023	2022	2021
Revenue:
Colombia	$8,038,441	$5,690,569	$4,714,197
Peru	9,260,197	8,350,957	5,244,208
Costa Rica	22,029,141	17,849,043	15,595,526
Unallocated revenue	108,564	92,998	42,142
Total	$39,436,343	$31,983,567	$25,596,073

Investment property operating expense:
Colombia	$(989,404)	$(599,084)	$(454,333)
Peru	(1,476,086)	(1,288,280)	(1,037,161)
Costa Rica	(2,677,460)	(3,520,075)	(2,595,871)
Total	$(5,142,950)	$(5,407,439)	$(4,087,365)

Net operating income
Colombia	$7,049,037	$5,091,485	$4,259,864
Peru	7,784,111	7,062,677	4,207,047
Costa Rica	19,351,681	14,328,968	12,999,655
Total	$34,184,829	$26,483,130	$21,466,566

General and administrative:
Colombia	$(1,182,837)	$(897,455)	$(1,048,445)
Peru	(1,745,286)	(765,572)	(721,501)
Costa Rica	(2,945,824)	(2,421,168)	(3,017,494)
Corporate and other	(2,634,915)	(525,000)	(606,761)
Total	$(8,508,862)	$(4,609,195)	$(5,394,201)

Financing costs
Colombia	$(8,068,416)	$(6,267,603)	$(2,753,390)
Peru	(5,431,535)	(1,997,204)	(1,421,466)
Costa Rica	(17,611,113)	(3,483,685)	(5,620,317)
Corporate and other	—	(18,234)	(4,385)
Total	$(31,111,064)	$(11,766,726)	$(9,799,558)

SCHEDULE OF RECONCILES SEGMENT NET OPERATING INCOME TO PROFIT BEFORE TAXES

The following table reconciles segment net operating income to profit before taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Net operating income	$34,184,829	$26,483,130	$21,466,566
Unallocated revenue	108,564	92,998	42,142
General and administrative	(8,508,862)	(4,609,195)	(5,394,201)
Investment property valuation gain	20,151,026	3,525,692	12,610,127
Interest income from affiliates	664,219	561,372	424,838
Financing costs	(31,111,064)	(11,766,726)	(9,799,558)
Net foreign currency gain (loss)	284,706	299,762	(707,570)
Gain (loss) on sale of investment properties	1,165,170	(398,247)	—
Gain on sale of asset held for sale	1,022,853	—	—
Other income	307,822	100,127	151,391
Other expenses	(6,132,636)	(611,173)	(1,367,647)
Profit before taxes	$12,136,627	$13,677,740	$17,426,088

SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT

	2023	2022
Segment investment properties
Colombia	$131,057,446	$107,749,342
Peru	127,350,614	105,121,058
Costa Rica	255,764,221	236,166,233
Total	$514,172,281	$449,036,633

Reconciling items:
Cash and cash equivalents	35,242,363	14,988,112
Due from affiliates	9,463,164	8,798,945
Lease and other receivables, net	3,557,988	2,516,525
Receivable from the sale of investment properties - short term	4,072,391	—
Asset held for sale	—	2,977,147
Prepaid construction costs	1,123,590	2,317,383
Other current assets	3,443,518	1,708,313
Tenant notes receivables - long term, net	6,002,315	6,796,584
Receivable from the sale of investment properties - long term	4,147,507	—
Restricted cash equivalent	2,681,110	3,252,897
Property and equipment, net	354,437	427,719
Deferred tax asset	1,345,859	239,281
Other non-current assets	5,218,787	4,559,330
Total assets	$590,825,310	$497,618,869

Segment long-term debt
Colombia	$47,654,090	$55,260,326
Peru	61,260,237	35,662,360
Costa Rica	160,939,908	118,404,089
Total	$269,854,235	$209,326,775

Reconciling items:
Accounts payable and accrued expenses	13,127,502	8,591,922
Deposits for the sale of assets	—	2,400,000
Income tax payable	2,024,865	663,703
Retainage payable	1,737,805	3,001,433
Other current liabilities	959,539	54,983
Deferred tax liability	37,451,338	37,215,884
Security deposits	1,790,554	1,706,959
Other non-current liabilities	2,936,555	590,740
Total liabilities	$329,882,393	$263,552,399

SCHEDULE OF GEOGRAPHIC AREA INFORMATION
	2023	2022
Long-lived assets
Colombia	$131,147,272	$107,807,334
Peru	127,416,698	105,448,377
Costa Rica	256,000,132	236,471,570
Total	$514,564,102	$449,727,281